RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

11. RELATED PARTY BALANCES AND TRANSACTIONS

Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to/by the Group:

Name of related parties	Relationship with the Group	Major transaction with the Group
Shenzhen Boya	Equity method investee (until May 2019)	Borrower acquisition and referral services
Beijing Shunwei Wealth Technology Limited (“Beijing Shunwei”)	Equity method investee (until June 2019)	Borrower acquisition and referral services
Zhuhai Hengqin Flash Cloud Payment Information Technolgy Limited (“Zhuhai Hengqin Payment”)	Entity controlled by Sun, Lei	Payment processing service
Nanjing Lefang	Investee with significant influence	Borrower acquisition and referral services purchased by the Group, consulting service provided to Nanjing Lefang by the Group, and related party loan
Shanghai Qiuzhi Information Technology Limited (“Shanghai Qiuzhi”)	Equity method investee (from May 2019)	Borrower acquisition and referral services
Beijing Jiuzao Technology Limited(“Beijing Jiuzao”)	Entity controlled by Sun, Lei (from December 2019)	Borrower acquisition and referral services
Hangzhou Shuyun Gongjin Technology Limited (“Hangzhou Shuyun”)	Entity controlled by Sun, Lei	Credit inquiry services
Hainan Chenxi Investment Consulting Co., Ltd(“Hainan Chenxi”)	Subsidiary of equity method investee (Since July 2020)	Related party loan
Ningbo Weilie investment management partnership (limited partnership)	Equity method investee	Investors acquisition

Details of related party balances and transactions as of and for the years ended December 31, 2020 and 2021 are as follows:

(1)	Services provided by related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Investors and borrower acquisition and referral services:
Beijing Shunwei	1,221	—	—
Shenzhen Boya	4,696	—	—
Beijing Jiuzao	7,257	852	—
Nanjing Lefang	29,476	—	—
Shanghai Qiuzhi	120	49	—
Subtotal	42,770	901	—
Credit inquiry services:
Hangzhou Shuyun	5,925	358	—
Subtotal	5,925	358	—
Payment processing service:
Zhuhai Hengqin Payment	9,175	—	—
Subtotal	9,175	—	—
Others	20	—	—
Total	57,890	1,259	—

(2)	Services provided to related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Nanjing Lefang	1,994	—	—
Shanghai Qiuzhi	99	—	—
Shenzhen Boya	6	—	—
Total	2,099	—	—

(3)	Amounts due from related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Hainan Chenxi	—	41,750

The Group entered into several loan agreements with Hainan Chenxi,as of of December 31, 2021, the Group had RMB41.8 milllion loans from Hainan Chenxi outstanding,with terms 12 months and interest rate 0.00%.

(4)	Amounts due to related parties

	December 31,	December 31,
	2020	2021
	RMB	RMB
Zhuhai Hengqin Payment	4,731	27
Nanjing Lefang	18,834	19,218
Hangzhou Shuyun	18	18
Beijing Jiuzao	182	4,704
Niche Global Fintech Corporation Limited	1,524	—
Total	25,289	23,967